May 5, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE.
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

       RE:        The Gabelli Utilities Fund (the "Fund")
                  FILE NOS. 333-81209 AND 811-09397
                  ---------------------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the two Prospectuses and Statement of Additional Information for the above-named Fund do not differ from those contained in Post-Effective Amendment No. 14 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 2010 (Accession # 0000950123-10-041822).

Should you have any comments on this filing,  please contact the  undersigned at
(617) 338-4782.

Sincerely,

/S/ PETER R. BROWN
------------------
Peter R. Brown
Regulatory Administration

cc:      B. Alpert
         R. Prins
         A. Lonergan
         H. Robichaud